Retirement Plans Losses Amortized from Accumulated Other Comprehensive Loss into Net Periodic Benefit Cost (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 30, 2014
Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss (gain)	$ (0.7)
Prior service cost (credit)	(1.4)
Total	(2.1)
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss (gain)	17.1
Prior service cost (credit)	1.3
Total	$ 18.4